Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligations	Future minimum payments required under these commitments are as follows:
Purchase
Obligations
(Dollars in millions)
2018	$1,258
2019	671
2020	79
2021	45
2022	22
Thereafter	35
Total	$2,110

Lease commitments

As of December 31, 2017, future minimum rental payments required under operating leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases	Operating Leases
	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts
(Dollars in millions)
2018	$160	$80
2019	149	62
2020	136	35
2021	121	22
2022	106	9
Thereafter	766	6
Total	$1,438	$216